                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [_] Amendment Number:
                                              ----------
     This Amendment (Check only one.): [_] is a restatement
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hayman Capital Management, L.P.
Address: 2101 Cedar Springs Road, Suite 1400
         Dallas, Texas 75201

Form 13F File Number: 28-13803

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Joel H. Sauer
Title: Chief Compliance Officer
Phone: (214) 347-8050

Signature, Place, and Date of Signing:


           Joel H Sauer                Dallas, TX          February 14, 2012
---------------------------------   ----------------   ------------------------
           (Signature)                (City, State)             (Date)

Report Type ( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:          6
Form 13F Information Table Value Total:    540,194
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                           FORM 13F INFORMATION TABLE

          COLUMN 1            COLUMN 2   COLUMN 3 COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------- --------- -------- ------------------- ---------- -------- ----------------------
                                                                                                      VOTING AUTHORITY
                              TITLE OF              VALUE    SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ----------------------
       NAME OF ISSUER           CLASS    CUSIP     (X1000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- ---------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
API Technologies Corp        Common     00187E203    5,558  1,747,938  SH         Sole              1,747,938
McMoRan Exploration Co       Common     582411104   33,984  2,425,700  SH Call    Sole              2,425,700
MGIC Investment Corp         Common     552848103   37,479 10,047,937  SH         Sole             10,047,937
Six Flags Entertainment Corp Common     83001A102   24,695    598,802  SH         Sole                598,802
SPDR S&P 500 ETF Trust       Trust Unit 78462F103  433,222  3,210,000  SH Put     Sole              3,210,000
Tellabs Inc                  Common     879664100    5,256  1,365,100  SH Call    Sole              1,365,100